Mezzanine Equity And Stockholders' Equity (Deficit) - Redeemable Convertible Preferred Stock (Detail)	Dec. 31, 2022 USD ($) $ / shares shares
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	2,010,728
Shares Issued	2,010,728
Shares Outstanding	2,010,728
Carrying Value | $	$ 7,714,336
Liquidation Preference | $	$ 7,714,336
Issuance Price | $ / shares	$ 2.19
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	2,893,515
Shares Issued	2,824,881
Shares Outstanding	2,824,881
Carrying Value | $	$ 7,025,434
Liquidation Preference | $	$ 7,025,434
Issuance Price | $ / shares	$ 2.49
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	3,436,863
Shares Issued	426,732
Shares Outstanding	426,732
Carrying Value | $	$ 772,028
Liquidation Preference | $	$ 772,028
Issuance Price | $ / shares	$ 2.54
Series C-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	6,011,960
Shares Issued	5,857,512
Shares Outstanding	5,857,512
Carrying Value | $	$ 15,904,275
Liquidation Preference | $	$ 15,904,275
Issuance Price | $ / shares	$ 2.15